Contents of Significant Accounts	12 Months Ended
Dec. 31, 2025
Contents Of Significant Accounts [Abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,258	$6,655
Checking and savings accounts	25,388,395	25,019,390
Time deposits	73,507,742	77,994,948
Repurchase agreements collateralized by government bonds and corporate notes	6,097,831	7,639,059

Total	$105,000,226	$110,660,052

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$8,759,564	$8,823,146
Preferred stocks	3,475,613	3,861,674
Funds	5,792,863	4,956,553
Convertible bonds	363,430	438,024
Forward exchange contracts	2	1,859
Others	65,460	72,660

Total	$18,456,932	$18,153,916

Current	$606,018	$568,521
Non-current	17,850,914	17,585,395

Total	$18,456,932	$18,153,916

(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$17,004,448	$13,571,941
Preferred stocks	204,880	202,808

Total	$17,209,328	$13,774,749

Current	$5,893,377	$4,630,441
Non-current	11,315,951	9,144,308

Total	$17,209,328	$13,774,749

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2024	2025
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	UNIMICRON HOLDING LIMITED	$2,474,388	$1,973,011
Common stock	ITE TECH. INC.	2,093,997	1,605,398
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,423,750	2,865,530
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	8,255,183	6,150,275
Common stock	KAI-HONG ENERGY CO., LTD.	64,865	67,347
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	692,265	762,930
Common stock	TAIWAN SMART ELECTRICITY & ENERGY CO., LTD.	—	147,450
Preferred stock	MTIC HOLDINGS PTE. LTD.	204,880	202,808

a.	These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income.

b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$888,826	$2,085,166
Derecognized during the period	—	—

Total	$888,826	$2,085,166

c.
The Company reclassified its equity instrument investment in SILICON INTEGRATED SYSTEMS CORP. (SIS) as investments accounted for under the equity method. Details on derecognition of such investments are as follow:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$3,035,999	$—	$—

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$(1,628,388)	$—	$—

Please refer to Note 6(7) for derecognition of the equity instrument investment in SIS for the year ended December 31, 2023.

d.
UMC issued unsecured exchangeable bonds where the bondholders may exchange the bonds at any time on or after October 8, 2021 and prior to June 27, 2026 into NOVATEK common shares which UMC holds and accounts for as equity instruments investments measured at fair value through other comprehensive income. Please refer to Note 6(13) for the Company’s unsecured exchangeable bonds.

(4)	Financial Assets Measured at Amortized Cost

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities over three months	$3,739,224	$12,506,177

Current	$3,739,224	$12,506,177
Non-current	—	—

Total	$3,739,224	$12,506,177

(5)	Accounts Receivable, Net

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$32,734,422	$30,780,504
Less: loss allowance	(10,996)	(8,345)

Net	$32,723,426	$30,772,159

Aging analysis of accounts receivable:

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$29,338,097	$28,105,444

Past due:
≤ 30 days	3,292,457	2,565,097
31 to 60 days	77,929	78,880
61 to 90 days	1,249	3,586
91 to 120 days	1,115	6,860
≥ 121 days	23,575	20,637

Subtotal	3,396,325	2,675,060

Total	$32,734,422	$30,780,504

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$79,062	$10,996
Net recognition (reversal) for the period	(68,066)	(2,651)

Ending balance	$10,996	$8,345

The collection periods for third party domestic sales and third party overseas sales were month-end
30 - 60 days and net 30 - 60 days, respectively.
An impairment analysis is performed at each reporting date to measure expected credit losses (ECLs) of accounts receivable. For the receivables past due within 60 days, including not past due, the Company estimates an expected credit loss rate to calculate ECLs. For the years ended December 31, 2023, 2024 and 2025, the expected credit loss rates were not greater than 0.2%. The rate is determined based on the Company’s historical credit loss experience and customer’s current financial condition, adjusted for forward-looking factors such as customer’s economic environment. For the receivables past due over 60 days, the Company applies the aforementioned rate and assesses individually whether to recognize additional expected credit losses by considering customer’s operating condition and debt-paying ability.

(6)	Inventories, Net

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$10,731,866	$10,078,373
Supplies and spare parts	6,238,353	5,996,339
Work in process	16,051,506	18,555,155
Finished goods	2,760,739	2,598,516

Total	$35,782,464	$37,228,383

a.
For the years ended December 31, 2023, 2024 and 2025, the Company recognized NT$136,902 million, NT$148,575 million and NT$160,486 million, respectively, in operating costs, of which NT$1,148 million, NT$858 million and NT$1,391 million in 2023, 2024 and 2025, respectively, were related to write-down of inventories.

b.	None of the aforementioned inventories were pledged.

(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2024		2025
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
SILICON INTEGRATED SYSTEMS CORP. (SIS) (Note A)	$1,922,753	19.02	$2,264,435	17.99
FARADAY TECHNOLOGY CORP. (FARADAY) (Note B)	2,484,001	13.80	2,489,096	13.80
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note C)	13,824,584	13.01	14,388,815	13.01
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note D)	—	45.44	—	45.44
UNITECH CAPITAL INC.	556,610	42.00	524,403	42.00
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) (Note E)	1,298,112	40.00	759,446	40.00
HSUN CHIEH CAPITAL CORP.	266,066	40.00	233,438	40.00
PURIUMFIL INC. (Note F)	12,340	40.00	—	—
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) (Note G)	4,723,930	36.49	4,855,031	36.49
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN)	8,044,460	26.78	11,231,446	26.78
UNITED LED CORPORATION HONG KONG LIMITED	101,468	25.14	122,982	25.14
VSENSE CO., LTD. (VSENSE) (Note D and H)	—	23.98	—	—
TRANSLINK CAPITAL PARTNERS I, L.P. (Note I)	40,545	10.38	—	—

Total	$33,274,869		$36,869,092

Note A:
In August 2023, the board chairman of SIS changed and became the same person as the board chairman of UMC. After considering the comprehensive conditions, including ownership interest held and representation on Board of Directors of SIS, etc., the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. SIS was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. UMC’s share of the net fair value of SIS’s identifiable assets and liabilities was in excess of the fair value of the previously held investment in SIS at the acquisition date, and the difference was recognized as bargain purchase gain. Cumulative fair value change that was previously recognized in other comprehensive loss up to reclassification date was reclassified to retained earnings in the current period. SIS executed a capital reduction and refunded NT$499 million based on UMC’s stockholding percentage in July 2024.

Note B:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that UMC obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors. The Company participated in the capital increase of FARADAY in March 2024. Please refer to Note 7 for the relevant information.

Note C:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that UMC obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. On January 6, 2023, UNIMICRON issued new shares to merge with SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) through share conversion. The share conversion ratio was 1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON. The 23 million shares of SUBTRON held by the Company were exchanged to 5 million common shares newly issued by UNIMICRON.

Note D:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note E:	TRIKNIGHT executed a capital reduction and refunded NT$760 million and NT$232 million based on UMC’s stockholding percentage in 2024 and 2025, respectively.

Note F:
In August 2025, the Board of Directors of the Company’s subsidiary, TERA ENERGY, resolved to merge with PURIUMFIL INC., with TERA ENERGY as the surviving company. The effective date of merger is October 3, 2025.

Note G:	HSUN CHIEH executed a capital reduction and refunded NT$343 million and NT$343 million based on UMC’s stockholding percentage in 2024 and 2025, respectively.

Note H:
VSENSE has ceased operations. The Company’s subsidiary
no
longer participates in the financial and operating policy decisions of the investee, therefore losing significant influence over it. Accordingly, the investment was discontinued from being accounted for under the equity method and was reclassified as a financial asset at fair value through profit or loss.

Note I:
The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees. The investee was dissolved in April 2025.

The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$18,231 million and NT$19,142 million, as of December 31, 2024 and 2025, respectively. The fair value of these investments were NT$43,305 million and NT$54,202 million as of December 31, 2024 and 2025, respectively.
Although the Company is the largest shareholder of some associates, after comprehensive assessment, the Company does not own the major voting rights as the remaining voting rights holders are able to align and prevent the Company from ruling the relevant operation. Therefore, the Company does not control but has significant influence over the aforementioned associates.
None of the aforementioned associates were pledged.

b.	Financial information of associates:
There is no individually significant associate for the Company. When an associate is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2023, 2024 and 2025 were NT$(3) million, NT$55 million and NT$(34) million, respectively, which were not included in the following table.
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income (loss) from continuing operations	$4,307,614	$1,238,628	$657,163
Other comprehensive income (loss)	1,540,436	570,493	3,106,980

Total comprehensive income (loss)	$5,848,050	$1,809,121	$3,764,143

(8)	Property, Plant and Equipment

a.	2024
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676
Additions	—	32,999	—	—	—	—	76,514,788	76,547,787
Disposals	—	(1,019)	(2,198,549)	—	(73,357)	(43)	(708)	(2,273,676)
Disposal of a subsidiary	—	(119,322)	—	—	(40,364)	—	—	(159,686)
Transfers and reclassifications	—	26,772,957	93,484,809	5,087	717,154	—	(117,585,901)	3,394,106
Exchange effect	(19,542)	532,534	13,761,646	1,221	56,331	2,627	3,480,772	17,815,589

As of December 31, 2024	$1,410,796	$65,588,012	$1,126,546,727	$78,020	$9,533,232	$68,407	$44,767,602	$1,247,992,796

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122
Depreciation	—	1,474,732	42,716,755	4,663	521,994	1,879	—	44,720,023
Disposals	—	(109)	(2,153,787)	—	(72,920)	(43)	—	(2,226,859)
Disposal of a subsidiary	—	(27,083)	—	—	(20,056)	—	—	(47,139)
Exchange effect	—	199,320	12,658,149	813	49,355	2,590	—	12,910,227

As of December 31, 2024	$—	$25,675,000	$937,309,791	$61,733	$7,534,386	$67,464	$—	$970,648,374

Net carrying amount:
As of December 31, 2024	$1,410,796	$39,913,012	$189,236,936	$16,287	$1,998,846	$943	$44,767,602	$277,344,422

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705
Transfers and reclassifications	—	2,000	—	15,166	17,166
Exchange effect	(2,982)	18,095	—	8,558	23,671

As of December 31, 2024	$536,721	$2,461,012	$6,345	$1,409,464	$4,413,542

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$1,297,068	$6,345	$1,322,598	$2,626,011
Depreciation	—	39,193	—	14,235	53,428
Exchange effect	—	10,945	—	8,543	19,488

As of December 31, 2024	$—	$1,347,206	$6,345	$1,345,376	$2,698,927

Net carrying amount:
As of December 31, 2024	$536,721	$1,113,806	$—	$64,088	$1,714,615

b.	2025
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$1,410,796	$65,588,012	$1,126,546,727	$78,020	$9,533,232	$68,407	$44,767,602	$1,247,992,796
Additions	—	210,455	—	—	—	—	45,950,074	46,160,529
Disposals	—	(27,441)	(3,189,633)	(550)	(6,087)	—	—	(3,223,711)
Transfers and reclassifications	—	2,908,510	63,912,986	4,388	1,417,913	2,141	(61,713,893)	6,532,045
Exchange effect	(24,825)	(1,272,200)	(8,002,570)	(702)	7,477	(2,458)	(2,037,219)	(11,332,497)

As of December 31, 2025	$1,385,971	$67,407,336	$1,179,267,510	$81,156	$10,952,535	$68,090	$26,966,564	$1,286,129,162

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$—	$25,675,000	$937,309,791	$61,733	$7,534,386	$67,464	$—	$970,648,374
Depreciation	—	2,281,586	52,737,289	4,096	641,419	2,066	—	55,666,456
Disposals	—	(27,441)	(3,182,973)	(550)	(6,083)	—	—	(3,217,047)
Exchange effect	—	(117,329)	(6,536,050)	(384)	(4,873)	(2,394)	—	(6,661,030)

As of December 31, 2025	$—	$27,811,816	$980,328,057	$64,895	$8,164,849	$67,136	$—	$1,016,436,753

Net carrying amount:
As of December 31, 2025	$1,385,971	$39,595,520	$198,939,453	$16,261	$2,787,686	$954	$26,966,564	$269,692,409

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$536,721	$2,461,012	$6,345	$1,409,464	$4,413,542
Disposals	—	(1,250)	—	(512)	(1,762)
Transfers and reclassifications	—	22,190	—	27,754	49,944
Exchange effect	(3,787)	(8,906)	—	(917)	(13,610)

As of December 31, 2025	$532,934	$2,473,046	$6,345	$1,435,789	$4,448,114

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$—	$1,347,206	$6,345	$1,345,376	$2,698,927
Depreciation	—	39,458	—	15,754	55,212
Disposals	—	(476)	—	(512)	(988)
Exchange effect	—	(6,540)	—	(1,384)	(7,924)

As of December 31, 2025	$—	$1,379,648	$6,345	$1,359,234	$2,745,227

Net carrying amount:
As of December 31, 2025	$532,934	$1,093,398	$—	$76,555	$1,702,887

c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$13,560	$6,777

Interest rates applied	1.52% - 1.96%	1.64% - 1.81%

d.	Please refer to Note 8 for property, plant and equipment pledged as collateral.

(9)	Leases
The Company leases various properties, such as land (including land use right), buildings, machinery and equipment, transportation equipment and other equipment with lease terms of 2 to 31 years, except for the land use rights with lease term of 50 years. Most lease contracts of land located in R.O.C state that lease payments will be adjusted based on the announced land value. The Company does not have purchase options of leased land at the end of the lease terms.

a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,755,484	$5,416,282
Buildings	168,568	73,432
Machinery and equipment	2,082,479	1,952,668
Transportation equipment	12,561	13,918
Other equipment	19,923	19,734

Net	$8,039,015	$7,476,034

	For the years ended December 31,
	2024	2025
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$377,882	$375,604
Buildings	87,486	77,133
Machinery and equipment	220,734	239,391
Transportation equipment	10,852	9,773
Other equipment	1,697	3,808

Total	$698,651	$705,709

i.	For the years ended December 31, 2024 and 2025, the Company’s addition to right-of-use assets amounted to NT$1,683 million and NT$344 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$636,357	$624,825
Non-current	5,782,659	5,376,021

Total	$6,419,016	$6,000,846

Please refer to Note 6(24) for the interest expenses on the lease liabilities.

b.	The Company as a lessor
The Company entered into leases on certain property, plant and equipment which are classified as operating leases as they did not transfer substantially all of the risks and rewards incidental to ownership of the underlying assets. The main contracts are to lease the dormitory to the employees with cancellation clauses. Please refer to Note 6(8) for relevant disclosure of property, plant and equipment for operating leases.

(10)	Intangible Assets
2024
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271
Additions	—	1,328,781	95,245	860,615	2,284,641
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(3,151)	—	—	(3,151)
Reclassifications	—	7,363	—	—	7,363
Exchange effect	—	(32,375)	388,567	(4,971)	351,221

As of December 31, 2024	$15,012	$5,476,499	$2,042,479	$2,951,272	$10,485,262

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716
Amortization	—	1,656,180	216,437	763,921	2,636,538
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(2,025)	—	—	(2,025)
Exchange effect	—	(23,675)	252,269	(4,793)	223,801

As of December 31, 2024	$7,398	$3,231,115	$1,162,797	$1,929,637	$6,330,947

Net carrying amount:
As of December 31, 2024	$7,614	$2,245,384	$879,682	$1,021,635	$4,154,315

2025
Cost :
	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$15,012	$5,476,499	$2,042,479	$2,951,272	$10,485,262
Additions	—	2,450,285	7,684	893,015	3,350,984
Write-off	—	(2,221,557)	(259,094)	(514,173)	(2,994,824)
Acquisition of a subsidiary	19,565	—	—	—	19,565
Exchange effect	—	(73,952)	54,411	(5,491)	(25,032)

As of December 31, 2025	$34,577	$5,631,275	$1,845,480	$3,324,623	$10,835,955

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$7,398	$3,231,115	$1,162,797	$1,929,637	$6,330,947
Amortization	—	1,736,793	241,726	772,988	2,751,507
Write-off	—	(2,221,557)	(259,094)	(514,173)	(2,994,824)
Exchange effect	—	(28,701)	40,349	(6,199)	5,449

As of December 31, 2025	$7,398	$2,717,650	$1,185,778	$2,182,253	$6,093,079

Net carrying amount:
As of December 31, 2025	$27,179	$2,913,625	$659,702	$1,142,370	$4,742,876

The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$999,321	$1,246,679

Operating expenses	$1,637,217	$1,504,828

(11)	Short-Term Loans

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$8,515,000	$8,408,772

	As of December 31,
	2024	2025
Interest rates applied	1.87% - 2.99%	1.78% - 4.75%

(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$899,961	$54,651
Forward exchange contracts	1,039	2,512

Total	$901,000	$57,163

(13)	Bonds Payable

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$24,600,000	$44,600,000
Unsecured exchangeable bonds payable	5,757,373	5,757,373
Less: Discounts on bonds payable	(305,805)	(129,068)

Total	30,051,568	50,228,305
Less: Current or exchangeable portion due within one year	(5,466,589)	(16,157,161)

Net	$24,584,979	$34,071,144

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (Green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.
Five-year (Green bond)	In mid-September 2023	NT$10,000 million	1.62%	Interest will be paid annually and the principal will be repayable in September 2028 upon maturity.
Five-year (Green bond)	In late June 2025	NT$2,000 million	1.94%	Interest will be paid annually and the principal will be repayable in June 2030 upon maturity.
Five-year	In late June 2025	NT$3,200 million	1.99%	Interest will be paid annually and the principal will be repayable in June 2030 upon maturity.
Three-year	In late August 2025	NT$5,000 million	1.80%	Interest will be paid annually and the principal will be repayable in August 2028 upon maturity.
Three-year	In late October 2025	NT$5,000 million	1.70%	Interest will be paid annually and the principal will be repayable in October 2028 upon maturity.
Three-year	In early December 2025	NT$2,300 million	1.55%	Interest will be paid annually and the principal will be repayable in December 2028 upon maturity.
Five-year	In early December 2025	NT$2,500 million	1.60%	Interest will be paid annually and the principal will be repayable in December 2030 upon maturity.

b.
On July 7, 2021, UMC issued
SGX-ST
listed currency linked zero coupon exchangeable bonds. In accordance with IFRS 9, the value of the exchange right, call option and put option (together referred to as Option) of the exchangeable bonds was separated from the host and accounted for as “financial liabilities at fair value through profit or loss, current”. The effective rate of the host bond was 3.49%. The terms and conditions of the bonds are as follows:

i.	Issue Amount: USD 400 million

ii.	Period: July 7, 2021 - July 7, 2026 (Maturity Date)

iii.	Redemption:

(i)
UMC may, at its option, redeem in whole or in part at the principal amount of the bonds with an interest calculated at the rate of
-0.625%
per annum (the Early Redemption Amount) at any time after the third anniversary from the issue date and prior to the Maturity Date, if the closing price of the common shares of NOVATEK on the TWSE, converted into U.S. dollars at the prevailing exchange rate, for 20 out of 30 consecutive trading days prior to the publication of the redemption notice is at least 130% of the quotient of the Early Redemption Amount multiplied by the then exchange price (converted into U.S. dollars at the Fixed Exchange Rate), divided by the principal amount of the bonds. The Early Redemption Amount will be converted into NTD based on the Fixed Exchange Rate (NTD 27.902=USD 1.00), and this fixed NTD amount will then be converted using the prevailing exchange rate at the time of redemption for payment in USD.

(ii)
UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount, in the event that over 90% of the bonds have been previously redeemed, repurchased and cancelled or exchanged.

(iii)
In the event of any change in ROC taxation resulting in increase of tax obligation or the necessity to pay additional interest expense or increase of additional costs to UMC, UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount. Bondholders may elect not to have their bonds redeemed but with no entitlement to any additional amounts or reimbursement of additional taxes.

(iv)	All or any portion of the bonds will be redeemable at put price at the option of bondholders on July 7, 2024 at 98.14% of the principal amount.

(v)
In the event that the common shares of NOVATEK cease to be listed or are suspended from trading for a period equal to or exceeding 30 consecutive trading days on the TWSE, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

(vi)
Upon the occurrence of a change of control (as defined in the indenture) of UMC, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Exchange:

(i)	Underlying Securities: Common Shares of NOVATEK

(ii)
Exchange Period: The bonds are exchangeable at any time on or after October 8, 2021 and prior to June 27, 2026, into NOVATEK common shares. If for any reason UMC does not have sufficient NOVATEK common shares to deliver upon the exchange of any bond, then, UMC will pay to the exchanging bondholder an amount in U.S. dollars equal to the product of the volume-weighted average closing price per NOVATEK common share on the TWSE for five consecutive trading days starting from and including the applicable exercise date (as defined in the indenture) (or such fewer number of trading days as are available within ten days starting from and including the applicable exercise date) each converted into USD at the prevailing rate on the day preceding the applicable trading day and the number of NOVATEK common shares that UMC is unable to deliver. Provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)
Exchange Price and Adjustment: The exchange price was originally NT$731.25 per NOVATEK common share. The exchange price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The exchange price was NT$479.8 per NOVATEK common share on December 31, 2025.

v.	Redemption on the Maturity Date:
The bonds will be redeemed with 96.92% principal amount on the maturity date unless:

(i)	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder,

(ii)	The bondholders shall have exercised the exchange right before maturity, or

(iii)	The bonds shall have been redeemed or repurchased by UMC and cancelled.
On July 7, 2024, there were no bondholders that required UMC to redeem the outstanding exchangeable bonds.

As of December 31, 2024 and 2025, UMC has cumulatively repurchased and cancelled the outstanding principal amount of exchangeable bonds totaling USD 187.1 million as of each date, with derecognition of the related derivative financial liabilities.

(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2024 and 2025 were as follows:

	As of December 31,
Lenders	2024	2025	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
NTD secured bank loans	$494,920	$382,290	Repayable from October 19, 2015 to October 15, 2031.
RMB secured bank loans	10,025,233	—	Repayable from March 19, 2021 to March 18, 2031.
NTD unsecured bank loans	5,919,266	8,291,500	Repayable from March 24, 2023 to March 15, 2031.
USD unsecured bank loans	1,237,490	—	Repayable from June 24, 2023 to June 24, 2026.
RMB unsecured bank loans	—	2,258,000	Repayable from May 20, 2026 to May 20, 2027.
NTD unsecured revolving bank loans (Note)	17,500,000	3,400,000	Repayable from March 2, 2023 to November 5, 2030.
USD unsecured revolving bank loans (Note)	1,300,000	—	Settlement due on September 26, 2029.

Subtotal	36,476,909	14,331,790
Less: Current portion	(5,528,409)	(3,030,880)

Total	$30,948,500	$11,300,910

	As of December 31,
	2024	2025
Interest rates applied	1.53% - 5.49%	1.53% - 2.98%

Note :
The bank loans are available on a revolving basis during the contract period. As of December 31, 2024 and 2025, the available revolving line of credit amounted to NT$43.3 billion and NT$54.8 billion, respectively. The abovementioned unused line of credit were NT$24.5 billion and NT$51.4 billion, respectively.

b.	Please refer to Note 8 for property, plant and equipment and right-of-use assets pledged as collateral for long-term loans.

c.
In 2016, HEJIAN resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2024 and 2025 were NT$1,800 million and NT$1,483 million, respectively. As of December 31, 2024 and 2025, the actual amount provided were NT$1,437 million and nil, respectively.

d.
In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2024 and 2025 were NT$10,620 million and NT$8,753 million, respectively. As of December 31, 2024 and 2025, the actual amount provided were NT$8,477 million and nil, respectively. USCXM’s syndicated loan from banks including China Development Bank was fully repaid in October 2025.

(15)	Post-Employment Benefits

a.	Defined contribution plan
The employee pension plan under the Labor Pension Act of R.O.C. is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,655 million, NT$1,978 million and NT$2,059 million were contributed by the Company for the years ended December 31, 2023, 2024 and 2025, respectively.

b.	Defined benefit plan
The employee pension plan mandated by the Labor Standards Act of R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. UMC contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2023, 2024 and 2025, total pension expenses of NT$45 million, NT$35 million and NT$29 million, respectively, were recognized by UMC.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(4,665,498)	$(4,392,723)
Items recognized as profit or loss:
Service cost	(8,435)	(5,749)
Interest cost	(55,986)	(69,844)

Subtotal	(64,421)	(75,593)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	(142,117)	—
Arising from changes in financial assumptions	98,669	(80,095)
Experience adjustments	20,669	28,043

Subtotal	(22,779)	(52,052)

Benefits paid	359,975	269,846

Defined benefit obligation at end of year	$(4,392,723)	$(4,250,522)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$2,460,413	$2,960,474
Items recognized as profit or loss:
Interest income on plan assets	29,525	47,071
Contribution by employer	619,281	449,449
Benefits paid	(359,975)	(269,846)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	211,230	197,155

Fair value of plan assets at end of year	$2,960,474	$3,384,303

The actual returns on plan assets of UMC for the years ended December 31, 2024 and 2025 were NT$241 million and NT$244 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(4,392,723)	$(4,250,522)
Fair value of plan assets	2,960,474	3,384,303

Funded status	(1,432,249)	(866,219)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(1,432,249)	$(866,219)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2024	2025
Cash	21%	16%
Equity instruments	47%	51%
Debt instruments	21%	22%
Others	11%	11%

Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year
time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2024	2025
Discount rate	1.59%	1.31%
Rate of future salary increase	3.50%	3.50%

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2025
NT$ (In Thousands)
2026	$419,212
2027	400,471
2028	395,448
2029	402,632
2030	375,509
2031 and thereafter	2,666,697

Total	$4,659,969

UMC expects to make pension fund contribution of NT$83 million in 2026. The weighted-average durations of the defined benefit obligation were 8 years and 7 years as of December 31, 2024 and 2025, respectively.

vii.	Sensitivity analysis:

As of December 31, 2024
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$154,095	$(163,088)	$(137,421)	$131,562

As of December 31, 2025
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$141,345	$(149,276)	$(124,357)	$119,311

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

(16)	Deferred Government Grants

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$2,547,022	$3,961,028
Arising during the period	2,131,264	5,097,841
Recorded in profit or loss:
Other operating income	(841,091)	(1,520,370)
Exchange effect	123,833	(271,994)

Ending balance	$3,961,028	$7,266,505

Current (classified under other current liabilities)	$906,935	$1,781,746
Non-current (classified under other noncurrent liabilities)	3,054,093	5,484,759

Total	$3,961,028	$7,266,505

The significant government grants related to buildings and equipment acquisitions received by the Company are amortized as income over the useful lives of related buildings and equipment and recorded in the net other operating income and expenses.

(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$3,918,437	$4,309,253

(18)	Provisions

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Decommissioning Liabilities (classified under other noncurrent liabilities)	$695,168	$898,273
Onerous Contracts (classified under other current liabilities)	281,244	160,114
Others (classified under other current liabilities)	—	69,202

Total	$976,412	$1,127,589

	Decommissioning Liabilities	Onerous Contracts	Others
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Balance as of January 1, 2025	$695,168	$281,244	$—
Arising during the period	155,245	84,324	68,899
Unused provision reversed	—	(203,266)	—
Discount rate adjustment and unwinding of discount from the passage of time	75,027	—	—
Exchange effect	(27,167)	(2,188)	303

Balance as of December 31, 2025	$898,273	$160,114	$69,202

Under certain applicable agreement, the Company is obligated to dismantling and removing the items of property, plant and equipment and restoring the site on which they are located. Accordingly, the Company recognized the liability pursuant to the present value of the estimated decommissioning and restoration cost.
When the Company expects that the unavoidable costs of fulfilling the contractual obligations exceed the expected economic benefits from the contracts, the present obligation under the onerous contract are recognized and measured as provisions.

(19)	Equity

a.	Capital stock:

i.
UMC had 26,000 million common shares authorized to be issued as of December 31, 2024 and 2025, of which 12,561 million shares and 12,588 million shares were issued as of December 31, 2024 and 2025, respectively, each at a par value of NT$10.

ii.
UMC had 115 million and 117 million ADSs, which were traded on the NYSE as of December 31, 2024 and 2025, respectively. The total number of common shares of UMC represented by all issued ADSs were 576 million shares and 586 million shares as of December 31, 2024 and 2025, respectively. One ADS represents five common shares.

iii.
On December 5, 2024 and December 5, 2025, UMC issued restricted stocks for its employees in a total of 33 million shares and 33 million shares with a par value of NT$10 each, respectively. The aforementioned issuance of new shares was approved by the competent authority and the registration was completed. Please refer to Note 6(20) for the information of restricted stocks.

iv.
For the years ended December 31, 2024 and 2025, UMC has recalled and cancelled 2 million shares and 5 million shares, respectively of unvested restricted stocks issued for employees according to the issuance plan. The aforementioned reduction of capital was approved by the competent authority and the registration was completed.

b.	Details of UMC’s stock (thousand shares) held by the Company’s associates are as follows:

	As of December 31,
	2024	2025
HSUN CHIEH	441,371	441,371
SIS	266,580	266,580
YANN YUAN	192,963	192,963
UNIMICRON and its Subsidiaries	47	27

Total	900,961	900,941

c.	Retained earnings and dividend policies:
According to UMC’s Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order:

i.	Payment of taxes.

ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.
The remaining, in addition to the previous year’s unappropriated earnings, UMC shall distribute it according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the shareholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as shareholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the shareholders’ meeting every year. The distribution of shareholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.

According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end.
Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for offsetting accumulated deficits or earnings distribution.
The appropriation of earnings for 2024 was approved by the shareholders’ meeting held on May 28, 2025, while the appropriation of earnings for 2025 was proposed by the Board of Directors’ meeting on February 25, 2026. The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2024	2025	2024	2025
Legal reserve	$4,738,237	$4,182,207
Cash dividends	35,787,598	32,704,164	$2.85	$2.60
The aforementioned 2024 appropriation approved by shareholders’ meeting was consistent with the resolutions of the Board of Directors’ meeting held on February 26, 2025.
The cash dividend per share for 2024 was adjusted to NT$2.85016443 per share. The adjustment was due to the decrease of outstanding common shares from cancellation of the restricted stock in April 2025.
The appropriation of 2025 unappropriated retained earnings has not yet been approved by the shareholders’ meeting as of the reporting date. Information relevant to the Board of Directors’ meeting resolutions and shareholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.
Please refer to Note 6(22) for information on the employees and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Balance as of January 1	$343,679	$340,859	$256,613
Attributable to non-controlling interests:
Net income (loss)	450,184	(104,674)	(181,501)
Other comprehensive income (loss)	(14)	76	(22)
Share-based payment transactions	5,817	1,913	1,428
Changes in subsidiaries’ ownership	456	(7,910)	(11,826)
Others	4,187	26,349	22,483
Derecognition of the non-controlling interests	(463,450)	—	—

Ending balance	$340,859	$256,613	$87,175

(20)	Share-Based Payment

a.	Restricted stock plan for employees
The equity-settled share-based payment of restricted stock plans for employees in each year are as follows:

	2024 Plan		2022 Plan		2020 Plan
	1st tranche	2nd tranche	1st tranche	2nd tranche	1st tranche	2nd tranche
Resolution date of UMC’s shareholders meeting		May 30, 2024		May 27, 2022		June 10, 2020
Maximum shares to be issued (in thousands)	66,000		50,000		233,200
Eligible employees	Qualified employees of the Company		Qualified employees of the Company		Qualified employees of UMC
Issuance of shares (in thousands)	32,956	32,878	23,060	26,728	200,030	1,268
Issuance date	December 5, 2024	December 5, 2025	December 5, 2022	December 5, 2023	September 1, 2020	June 9, 2021
Weighted-average fair value on the grant date (NT$/ per share)	$39.27	$41.70	$44.40	$48.90	$21.80	$53.00

The aforementioned restricted stock plans for employees are issued gratuitously and have a duration of four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, UMC will recall and cancel their stocks without consideration. Before any employee who has been granted restricted stock award shares fulfills the vesting conditions, the rights of the restricted stocks to attendance, proposal, statement, voting and election at the shareholders’ meeting shall be exercised by an entrusted institution according to a custodial agreement. Other rights of restricted stocks including but not limited to, the right to distribution of cash dividends, stock dividends, legal reserves and capital reserves, and the preemptive right for new shares of capital increase by cash, shall be the same as those of the outstanding common shares of UMC, but are restricted from selling, pledging, setting guarantee, transferring, granting, or disposing of the restricted stocks in any other ways. Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.
The 2024 restricted stock plan for employees includes market conditions. The compensation cost for these market conditions was measured at fair value initially by using Monte Carlo Simulation on the grant date. The assumptions used are as follows:

2024 Plan
	1st tranche	2nd tranche
Share price of measurement date (NT$/ per share)	$44.60	$47.20
Expected volatility	23.76% - 34.32%	25.11% - 28.65%
Expected life	2 -4 years	2 - 4 years
Risk-free interest rate	1.40% - 1.46%	1.14% - 1.23%

For the aforementioned plans, the unvested restricted stocks issued on the grant date for employees are recognized in unearned employee compensation as a transitional contra equity account and such account shall be amortized as compensation expense over the vesting period. The restricted stock plan, which was implemented in 2020, expired in June 2025. For the years ended December 31, 2023, 2024 and 2025, the compensation costs of NT$1,025 million, NT$775 million and NT$483 million, respectively, were recognized in expenses by the Company.

b.	Stock appreciation right plan for employees
In September 2020 and June 2021, the Company executed a compensation plan to grant 26 million units and 1 million units of cash-settled stock appreciation right to qualified employees of the Company without consideration, respectively. One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested stock appreciation right at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, the Company will withdraw their rights without consideration. During the vesting period, the holders of the stock appreciation right are not entitled the same rights as those of common stock holders of UMC. The compensation plans, which were implemented in September 2020 and June 2021, respectively, expired in August 2024 and June 2025.
For the years ended December 31, 2023, 2024 and 2025, the compensation costs of NT$105 million, NT$20 million and NT$1 million, respectively, were recognized in expenses by the Company. The liabilities for stock appreciation right recognized which were classified under other payables amounted to NT$8 million and nil as of December 31, 2024 and 2025, respectively. The intrinsic value for the liabilities of vested rights was nil.

(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$211,750,622	$221,820,412	$227,595,224
Others	10,782,378	10,482,172	9,957,975

Total	$222,533,000	$232,302,584	$237,553,199

ii.	By geography

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$68,360,231	$83,758,430	$91,735,839
China (includes Hong Kong)	27,545,452	37,117,309	37,604,210
Japan	11,612,866	9,107,394	10,370,412
Korea	30,872,198	26,295,063	25,389,728
USA	59,103,051	58,117,650	52,191,603
Europe	24,932,099	17,902,262	20,254,391
Others	107,103	4,476	7,016

Total	$222,533,000	$232,302,584	$237,553,199

The geographic breakdown of the Company’s operating revenues is based on the location where the Company’s customers are headquartered.

iii.	By the timing of revenue recognition

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$220,283,306	$229,505,369	$234,505,273
Over time	2,249,694	2,797,215	3,047,926

Total	$222,533,000	$232,302,584	$237,553,199

b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2024	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$1,132,477	$1,043,680	$1,107,419
Less: Loss allowance	(392,949)	(417,967)	(402,021)

Net	$739,528	$625,713	$705,398

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the suspension of the joint technology development agreement due to litigation.

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2024	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$3,681,352	$2,660,181	$4,368,164

Current	$3,250,712	$2,200,561	$2,580,789
Non-current	430,640	459,620	1,787,375

Total	$3,681,352	$2,660,181	$4,368,164

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.
The Company recognized NT$3,416 million and NT$1,790 million, respectively, in revenues from the contract liabilities balance at the beginning of the period as performance obligations were satisfied for the years ended December 31, 2024 and 2025.

c.
The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$355 million and NT$288 million as of December 31, 2024 and 2025, respectively. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from costs to fulfill a contract with customer
As of December 31, 2024 and 2025, the Company recognized costs to fulfill engineering service contracts eligible for capitalization as other current assets and other noncurrent assets which amounted to NT$584 million and NT$1,186 million, respectively. Subsequently, the Company will expense from costs to fulfill a contract to operating costs when the related obligations are satisfied.

(22)	Operating Costs and Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2023			2024			2025
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$26,693,905	$12,002,205	$38,696,110	$25,959,209	$11,485,738	$37,444,947	$25,094,595	$10,696,857	$35,791,452
Labor and health insurance	1,502,553	557,543	2,060,096	1,383,016	527,153	1,910,169	1,289,440	500,731	1,790,171
Pension	1,240,577	460,079	1,700,656	1,511,302	501,915	2,013,217	1,573,958	513,437	2,087,395
Other employee benefit expenses	421,871	196,739	618,610	401,329	207,925	609,254	393,893	195,790	589,683
Depreciation	36,006,021	1,545,067	37,551,088	43,740,758	1,595,934	45,336,692	53,321,558	2,979,597	56,301,155
Amortization	1,277,920	1,448,561	2,726,481	1,041,562	1,654,002	2,695,564	1,309,907	1,521,633	2,831,540
According to UMC’s Articles of Incorporation, the employees and directors’ compensation shall be distributed in the following order:
UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.2% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses; no less than 30% of the aforementioned profit as employees’ compensation should be allocated to entry-level employees. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds
of the total number of directors, distribute the aforementioned employees and directors’ compensation and report to the shareholders’ meeting for such distribution.

The Company recognized the employees and directors’ compensation in the profit or loss with corresponding other payables during the periods when earned for the years ended December 31, 2023, 2024 and 2025. The Board of Directors estimates the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors’ meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.
The distributions of employees and directors’ compensation for 2023 and 2024 were reported to the shareholders’ meeting on May 30, 2024 and May 28, 2025, respectively, while the distributions of employees and directors’ compensation for 2025 were approved through the Board of Directors’ meeting on February 25, 2026. The details of distribution were as follows:

	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$5,439,059	$4,509,603	$3,438,287
Directors’ compensation	45,000	45,000	45,000
The aforementioned employees and directors’ compensation for 2023 and 2024 reported during the shareholders’ meeting were consistent with the resolutions of the Board of Directors’ meeting held on February 27, 2024 and February 26, 2025, respectively.
Information relevant to the aforementioned employees and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.

(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$3,862,001	$1,337,458	$1,890,945
Rental income from property, plant and equipment	202,082	202,010	188,167
Gain on disposal of property, plant and equipment	268,293	72,402	99,178
Others	(330,050)	(287,961)	(188,411)

Total	$4,002,326	$1,323,909	$1,989,879

(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$(40,553)	$(320,956)	$707,129
Gain (loss) on disposal of investments accounted for under the equity method	163,395	(2,093)	218,088
Others	100,254	20,345	(6)

Total	$223,096	$(302,704)	$925,211

b.	Finance costs

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$444,424	$500,757	$552,736
Bank loans	833,548	963,263	762,064
Lease liabilities	179,367	196,457	193,942
Others	16,390	18,225	20,321
Financial expenses	96,645	77,398	73,002

Total	$1,570,374	$1,756,100	$1,602,065

(25)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2023
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$402,234	$—	$402,234	$(80,447)	$321,787
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,530,359	—	5,530,359	(243,057)	5,287,302
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,610,116	—	1,610,116	(90,891)	1,519,225
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,386,278)	—	(2,386,278)	386,660	(1,999,618)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(73,005)	(1,413)	(74,418)	3,768	(70,650)

Total other comprehensive income (loss)	$5,083,426	$(1,413)	$5,082,013	$(23,967)	$5,058,046

	For the year ended December 31, 2024
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$188,451	$—	$188,451	$(37,690)	$150,761
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(539,327)	—	(539,327)	25,123	(514,204)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	301,134	—	301,134	28,783	329,917
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	8,902,745	—	8,902,745	153,317	9,056,062
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	324,191	(817)	323,374	(24,317)	299,057

Total other comprehensive income (loss)	$9,177,194	$(817)	$9,176,377	$145,216	$9,321,593

	For the year ended December 31, 2025
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$145,103	$—	$145,103	$(29,021)	$116,082
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(3,423,919)	—	(3,423,919)	216,422	(3,207,497)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	3,090,371	—	3,090,371	(157,629)	2,932,742
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,848,451)	—	(5,848,451)	508,067	(5,340,384)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(17,326)	7	(17,319)	7,292	(10,027)

Total other comprehensive income (loss)	$(6,054,222)	$7	$(6,054,215)	$545,131	$(5,509,084)

(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2023, 2024 and 2025 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$6,426,598	$6,105,080	$6,058,083
Adjustments in respect of current income tax of prior periods	(217,891)	(124,430)	183,830
Income tax expense affected by the Pillar Two legislation	—	—	151,151
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	2,239,309	2,441,278	4,046,336
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	—	(34,010)	(2,484,730)
Deferred income tax related to changes in tax rates	—	68	(15,461)
Adjustment of prior year’s deferred income tax	(120,230)	(3,227)	(22,269)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(16,516)	(14,565)	(14,086)

Income tax expense recorded in profit or loss	$8,311,270	$8,370,194	$7,902,854

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i) Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$(80,447)	$(37,690)	$(29,021)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(243,057)	25,123	216,422
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(90,891)	28,783	(157,629)

Income tax related to items that will not be reclassified subsequently to profit or loss	$(414,395)	$16,216	$29,772

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$386,660	$153,317	$508,067
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	3,768	(24,317)	7,292

Income tax related to items that may be reclassified subsequently to profit or loss	$390,428	$129,000	$515,359

iii. Deferred income tax charged directly to equity

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Share of the net assets of the subsidiary	$—	$—	$(20,703)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(1,117)	1,174	(4,556)

Deferred income tax charged directly to equity	$(1,117)	$1,174	$(25,259)

b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$68,450,404	$57,044,820	$48,081,667

At UMC’s statutory income tax rate	13,690,081	11,408,964	9,616,333
Adjustments in respect of current income tax of prior periods	(217,891)	(124,430)	183,830
Net changes in loss carry-forward and investment tax credits	(2,179,234)	(2,026,085)	(5,737,173)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	211,639	559,386	(3,354,038)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,428,035)	(472,756)	(617,013)
Investment loss (gain)	(755,800)	205,207	6,941,947
Dividend income	(323,182)	(231,267)	(224,961)
Others	(145,520)	(610,092)	(32,566)
Basic tax	43,506	13,414	12,095
Estimated income tax on unappropriated earnings	(1,160,324)	(743,264)	(210,104)
Deferred income tax related to changes in tax rates	—	68	(15,461)
Effect of different tax rates applicable to UMC and its subsidiaries	234,510	15,673	896,819
Taxes withheld in other jurisdictions	38,346	44,489	105,847
Others	303,174	330,887	337,299

Income tax expense recorded in profit or loss	$8,311,270	$8,370,194	$7,902,854

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,616,538	$2,692,711
Loss carry-forward	34,089	2,626,791
Pension	281,385	167,955
Refund liabilities	318,156	647,274
Allowance for inventory valuation losses	726,023	971,023
Investment loss	328,241	414,290
Unrealized profit on intercompany sales	471,583	254,047
Others	448,488	801,225

Total deferred income tax assets	5,224,503	8,575,316

Deferred income tax liabilities
Depreciation	(4,387,572)	(981,906)
Investment gain	(3,093,367)	(10,097,893)
Amortizable assets	(283,111)	(273,908)
Others	(354,201)	(861,730)

Total deferred income tax liabilities	(8,118,251)	(12,215,437)

Net deferred income tax assets (liabilities)	$(2,893,748)	$(3,640,121)

d.	Movement of deferred tax

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$(501,553)	$(2,893,748)
Amounts recognized in profit or loss during the period	(2,389,544)	(1,509,790)
Amounts recognized in other comprehensive income (loss)	145,216	545,131
Amounts recognized in equity	1,174	(25,259)
Exchange adjustments	(149,041)	243,545

Balance as of December 31	$(2,893,748)	$(3,640,121)

e.
The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2025, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2023, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2014.

f.	UMC’s branch in Singapore obtained tax incentives granted by the Singapore government in 2025. The incentive period will end in July 2035.

g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized were as follows:
UMC
The information on the unused tax loss carry-forwards arising in accordance with the relevant income tax regulations for the Controlled Foreign Company indicates that UMC did not recognize deferred income tax assets for such unused tax losses, which amounted to $
10,355
 million and $
11,127
 million as of December 31, 2024 and 2025, respectively, with carryforward periods ranging from six to ten years.
Subsidiary

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$19,761,573	$2,237,668
6-10 years	11,407,986	1,687,059

Total	$31,169,559	$3,924,727

h.	As of December 31, 2024 and 2025, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$3,727 million and NT$445 million, respectively.

i.
As of December 31, 2024 and 2025, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$28,072 million and nil, respectively.

(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$59,688,950	$48,779,300	$40,360,314

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,137,954	12,173,188	12,224,783

Earnings per share-basic (NTD)	$4.92	$4.01	$3.30

b.	Earnings per share-diluted

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$59,688,950	$48,779,300	$40,360,314

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,137,954	12,173,188	12,224,783
Effect of dilution
Restricted stocks for employees	114,974	69,881	36,037
Employees’ compensation	129,196	122,400	85,792

Weighted-average number of ordinary shares after dilution (thousand shares)	12,382,124	12,365,469	12,346,612

Earnings per share-diluted (NTD)	$4.82	$3.94	$3.27

(28)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2023

			Non-cash changes
Items	As of January 1, 2023	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2023
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$—	$13,530,000	$—	$—		$13,530,000
Bonds payable (current portion included)	28,184,687	9,989,245	—	185,420		38,359,352
Long-term loans (current portion included)	19,279,342	3,857,704	(253,702)	—		22,883,344
Lease liabilities	5,737,095	(666,439)	(24,106)	346,637 (Note B	)	5,393,187
Guarantee deposits (current portion included)	30,757,001	10,423,345	419,040	—		41,599,386 (Note C	)
Other financial liabilities	21,449,487	(21,209,443)	(330,783)	90,739		—
For the year ended December 31, 2024

			Non-cash changes
Items	As of January 1, 2024	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2024
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$13,530,000	$(5,015,000)	$—	$—		$8,515,000
Bonds payable (current portion included)	38,359,352	(8,500,465)	—	192,681		30,051,568
Long-term loans (current portion included)	22,883,344	13,178,434	415,131	—		36,476,909
Lease liabilities	5,393,187	(731,138)	92,617	1,664,350 (Note B	)	6,419,016
Guarantee deposits (current portion included)	41,599,386	(572,321)	1,847,429	—		42,874,494 (Note C	)

For the year ended December 31, 2025

			Non-cash changes
Items	As of January 1, 2025	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2025
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$8,515,000	$(106,531)	$303	$—		$8,408,772
Bonds payable (current portion included)	30,051,568	19,984,120	—	192,617		50,228,305
Long-term loans (current portion included)	36,476,909	(21,689,386)	(455,733)	—		14,331,790
Lease liabilities	6,419,016	(849,810)	(8,014)	439,654 (Note B	)	6,000,846
Guarantee deposits (current portion included)	42,874,494	(780,352)	(1,226,308)	23		40,867,857 (Note C	)
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Mainly due to the addition to lease properties .
Note C: Guarantee deposits mainly consisted of deposits of capacity reservation.